Other Assets and Other Liabilities - Schedule of Components of Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Intangible assets, net	$ 269,398	$ 179,856	$ 100,205
Acquisition deposits	208,826	7	3,050
Equity securities	173,732
Derivative instruments	62,344	1,410	203
Receivables	39,688	23,692	6,735
Prepaid expenses	10,716	4,047	1,456
Interest receivable	3,974	548	1,028
Deferred financing costs, net	3,772	1,268	674
Other	3,591	307	146
Total	$ 776,041	$ 211,135	$ 113,497